ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended
Sep. 30, 2017
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

ATI Nationwide Holding Corp., defined above and herein as the “Company” or the “Issuer,” formerly EXA, Inc., was incorporated under the laws of the State of Florida on September 24, 2001. The Company is a holding company whose purpose is to develop into full-fledged national savings and loan operating in Ghana and elsewhere internationally. As with any business plan that is aspirational in nature, there is no assurance we will be able to accomplish all of our objective or that we will be able to meet our financing needs to accomplish our objectives.

On October 3, 2016, pursuant to its obligations under the Joint Venture Agreement, AmericaTowne purchased 30,000,000 shares of the Company’s common stock from Joseph Passalaqua for $100,000, and 35,000,000 shares of the Company’s common stock from Carson Holdings, LLC, a Nevada limited liability company and related party to Joseph Passalaqua (“Carson Holdings”) for $75,000. AmericaTowne used operating capital for the purchase. Joseph Passalaqua resigned as Chief Executive Officer and the Company’s sole director. Mr. Perkins was appointed as the Company’s sole director and officer on October 14, 2016. On the same day, the Company formally changed its name from EXA, Inc., to ATI Nationwide Holding Corp. The Company also increased its authorized common stock from 100,000,000 shares to 500,000,000 shares.